Regulatory Matters (Tables)	12 Months Ended
Dec. 31, 2021
Regulatory Matters
Summary of Company's and Bank's Actual Capital Amounts and Ratios

The Company’s and Bank’s actual capital amounts and ratios are presented in the following table.

					To Be Well Capitalized
			For Capital Adequacy		Under Prompt Corrective
	Actual		Purposes		Action Provisions
	Amount	Ratio	Amount	Ratio	Amount	Ratio

	(Dollars in thousands)
As of December 31, 2021
Total Capital (to Risk-Weighted Assets)
Consolidated	$96,785	19.5%	$39,746	8.0%	N/A	N/A
Unified	79,740	14.95	42,683	8.0	$53,353	10.0%

Common Equity Tier 1 Capital (to Risk-Weighted Assets)
Consolidated	$69,112	13.9%	$22,357	4.5%	N/A	N/A
Unified	76,067	14.3	24,009	4.5	$34,680	6.5%

Tier I Capital (to Risk-Weighted Assets)
Consolidated	$73,112	14.7%	$29,810	6.0%	N/A	N/A
Unified	76,067	14.3	32,012	6.0	$42,683	8.0%

Tier I Capital (to Average Assets)
Consolidated	$73,112	10.3%	$28,438	4.0%	N/A	N/A
Unified	76,067	10.6	28,594	4.0	$35,742	5.0%

As of December 31, 2020
Total Capital (to Risk-Weighted Assets)
Consolidated	$94,085	18.9%	$39,746	8.0%	N/A	N/A
Unified	80,494	16.2	39,860	8.0	$48,825	10.0%

Common Equity Tier 1 Capital (to Risk-Weighted Assets)
Consolidated	$64,972	13.1%	$22,357	4.5%	N/A	N/A
Unified	75,831	15.2	22,421	4.5	$32,386	6.5%

Tier I Capital (to Risk-Weighted Assets)
Consolidated	$68,972	13.9%	$29,810	6.0%	N/A	N/A
Unified	75,831	15.2	29,895	6.0	$39,860	8.0%

Tier I Capital (to Average Assets)
Consolidated	$68,972	10.1%	$27,572	4.0%	N/A	N/A
Unified	75,831	11.2	27,007	4.0	$33,759	5.0%